Intangible Asset, Net (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Intangible Asset, Net [Abstract]
Amortization expense	¥ 985,844	¥ 985,844	¥ 575,076
Net book value	¥ 46,745,444	¥ 47,731,288		$ 6,502,900